Capital Stock & Earnings (Loss) Per Share (Details) (10-K) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2016	Aug. 26, 2016	Nov. 19, 2014
Par value and shares authorized
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001		$ 0.001
Preferred stock, shares authorized	50,000,000	50,000,000		50,000,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001		$ 0.001
Common stock, shares authorized	3,000,000,000	3,000,000,000		40,000,000	40,000,000
Preferred stock issued (in shares)	1,160,000	2,400,000		3,071,000		1,861,000
Preferred stock outstanding (in shares)	1,160,000	2,400,000		3,071,000
Common shares issued and outstanding
Balance at beginning of period	2,158,110
Sale of common shares	446,045	915,875
Balance at end of period	2,887,428	2,158,110
OneMain Holdings Inc [Member]
Number of classes of authorized capital stock	2
Par value and shares authorized
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	300,000,000	300,000,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01		$ 0.01
Common stock, shares authorized	2,000,000,000	2,000,000,000		2,000,000,000
Preferred stock issued (in shares)
Preferred stock outstanding (in shares)
Common shares issued and outstanding
Balance at beginning of period	114,832,895	114,832,895	100,000,000
Sale of common shares	19,661,277		14,832,895
Balance at end of period	134,494,172	114,832,895	114,832,895